Debt Securities - Impairment of AFS Securities (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Fair Value			$ 54,459	$ 36,795
Gross Unrealized Loss			$ (4,951)	$ (1,248)
Number of securities in cumulative unrealized loss position, more than twelve months | security			0	0
OTTI loss	$ 700	$ 4,400	$ 8,200	$ 33,000
CMBS
Debt Securities, Available-for-sale [Line Items]
Fair Value			0	2,229
Gross Unrealized Loss			0	(530)
Other securities
Debt Securities, Available-for-sale [Line Items]
Fair Value			0	8,218
Gross Unrealized Loss			0	(313)
N-Star CDO bonds
Debt Securities, Available-for-sale [Line Items]
Fair Value	9,194		54,459	13,392
Gross Unrealized Loss	$ (409)		(4,951)	(219)
CMBS and other securities
Debt Securities, Available-for-sale [Line Items]
Fair Value			0	12,956
Gross Unrealized Loss			$ 0	$ (186)